TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
TAX LIABILITIES
Schedule of detailed information about tax liabilities
	2022	2021
ICMS (ordinary) (a)	180,708	150,396
ICMS-ST provision (b)	60,945	58,188
Taxes on invoicing abroad	346,407	340,648
Withholding tax	138,293	148,081
Other taxes payable - foreign subsidiaries	147,056	138,461
Income tax	18,170	7,062
PIS and COFINS payable	140	144
INSS and service tax (ISS) payable	31,895	29,359
Other	21,869	8,888
Total	945,483	881,227

Current	828,125	766,430
Non-current	117,358	114,797

a)	Refers to ICMS on the Company's sales of goods in Brazil.
b)	The Company has discussions about the illegality of changes in state laws to charge ICMS-ST. Part of the amount recorded as tax payable but not yet paid is being discussed in court by the Company, and in some cases, the amounts are deposited in court, as mentioned in Note 12.